WARRANTS (Details) (Warrants [Member], USD $)	9 Months Ended	12 Months Ended
	Nov. 30, 2014	Feb. 28, 2014
Warrants [Member]
Warrants Outstanding
Outstanding at Beginning of Period	3,146,355	2,732,072
Issued	3,246,000	414,281
Outstanding at End of Period	6,392,355	3,146,355
Weighted Average Exercise Price
Outstanding at Beginning of Period	$ 1.24	$ 1.13
Outstanding at End of Period	$ 1.37	$ 1.24
Average Intrensic Value
Outstanding at Beginning of Period
Issued
Outstanding at End of Period